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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008
                                                     ---------------------------

Check here if Amendment          [ ];           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  PMFM, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677


Form 13F File Number:      28-      11320
                              --------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Judson P. Doherty
                           --------------------------------------------
         Title:                 Chief Financial Officer
                           --------------------------------------------
         Phone:                 (800) 222-7636
                           --------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Judson P. Doherty   Watkinsville, Georgia       January 8, 2009
         ----------------------  ----------------------  ----------------------
              [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   NONE
                                              ----------------------------------

Form 13F Information Table Entry Total:              4
                                              ----------------------------------

Form 13F Information Table Value Total:       $     17,832
                                              ----------------------------------
                                                          (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE



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   COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4            COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS     CUSIP    (x$1,000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
--------------    --------------     -----    ---------  -------  ----   ----   ----------  --------  ------ ------  ----
MIDCAP SPDR TR      UNIT SER 1    595635 10 3    5096     52447    SH              SOLE               52447
    SPDR TR         UNIT SER 1    78462F 10 3    6215     68875    SH              SOLE               68875
   ISHARES TR      RUSSELL 2000   464287 65 5    3518     71452    SH              SOLE               71452
   ISHARES TR     MSCI EAFE IDX   464287 46 5    3003     66935    SH              SOLE               66935



REPORT SUMMARY    4 DATA RECORDS                  $ 17832              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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